Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices.
While we have not adopted a formal policy regarding the timing of equity awards, the Compensation Committee has historically made annual equity award grants to our NEOs during the first quarter of the fiscal year, at the same time equity awards are granted to our eligible general employee base. This timing allows the Compensation Committee to have the benefit of considering our year-end
financial and operational results prior to setting any performance goals applicable to equity grants and is not scheduled in a manner that intentionally benefits our NEOs or employees. While the Compensation Committee has discretionary authority to grant equity awards to our NEOs outside of the cycle described above, it does not generally make off-cycle
equity grants to our NEOs except in connection with a promotion or in connection with the hiring of a new executive officer. The Compensation Committee neither grants equity awards in anticipation of the release of material non-public
information,
nor is the timing
of disclosures of material
non-public
information based on equity award grant dates.
During fiscal year 2024, we did not grant stock options or similar option-like
instruments to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material
non-public
information.

Award Timing Method	While we have not adopted a formal policy regarding the timing of equity awards, the Compensation Committee has historically made annual equity award grants to our NEOs during the first quarter of the fiscal year, at the same time equity awards are granted to our eligible general employee base.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	This timing allows the Compensation Committee to have the benefit of considering our year-end
financial and operational results prior to setting any performance goals applicable to equity grants and is not scheduled in a manner that intentionally benefits our NEOs or employees. While the Compensation Committee has discretionary authority to grant equity awards to our NEOs outside of the cycle described above, it does not generally make off-cycle
equity grants to our NEOs except in connection with a promotion or in connection with the hiring of a new executive officer. The Compensation Committee neither grants equity awards in anticipation of the release of material non-public
information,
nor is the timing
of disclosures of material
non-public
information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false